Key Management Personnel Disclosures (Tables)	6 Months Ended
Dec. 31, 2024
Key Management Personnel Disclosures [Abstract]
Schedule of Key Management Personnel Compensation	Key management personnel compensation
	31 December 2024 $	30 June 2024 $
Short-term employee benefits	834,452	296,978
	834,452	296,978